7. INVENTORIES (Details Narrative) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Inventories	$ 393,474	$ 454,588	$ 622,770
Reserve for impaired inventory	$ 10,000	$ 10,000